Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY  10019

October 2, 2017

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:                             Direxion Funds (the “Trust”)

File Nos.: 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”) and the regulations thereunder, transmitted herewith on behalf of the Trust are the XBRL risk/return summaries and corresponding XBRL exhibits, noted below, that mirror the revisions to the risk/return summaries described for the Funds listed on Appendix A and filed pursuant to Rule 497(e) under the 1933 Act on September 11, 2017.  This September 11, 2017 Rule 497(e) filing (Accession No. 0001193125-17-281932) is hereby incorporated by reference to today’s Rule 497(e) filing.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC

Appendix A

BULL FUNDS	BEAR FUNDS
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly MSCI Europe Bull 2X Fund Direxion Monthly MSCI EAFE Bull 2X Fund Direxion Monthly NASDAQ Biotechnology Bull 2X Fund
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)

Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)	Direxion Monthly NASDAQ-100® Bear 1.25X Fund (DXNSX) Direxion Monthly NASDAQ Biotechnology Bear 1.25X Fund Direxion Monthly MSCI Europe Bear 1.25X Fund Direxion Monthly MSCI EAFE Bear 1.25X Fund

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund (DXLTX) Direxion Monthly High Yield 1.2X Fund (DXHYX)	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund (DXSTX)

Direxion Hilton Tactical Income Fund